GOING CONCERN (Details Narrative) - USD ($)					1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 13, 2025	Apr. 08, 2025	Feb. 13, 2025	Oct. 28, 2024	Aug. 31, 2025	Feb. 28, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 04, 2025	Feb. 18, 2025
Subsequent Event [Line Items]
Net losses							$ 4,207,772	$ 4,194,215	$ 13,106,589	$ 10,247,133
Working capital deficit							8,915,105		16,122,611
Gross proceeds				$ 3,000,000		$ 7,500,000
Cash and cash equivalents							542,578		164,431	20,773	$ 164,433
Exercised of warrants shares												22,730,680
Exercise of warrants		$ 2,000,000								1,167,566
Cash		$ 15,000,000
Proceeds from offerings									$ 9,374,441	$ 8,145,381
Cash and cash equivalents							$ 542,578
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds			$ 7,500,000
Cash	$ 14,600,000
Proceeds from convertible preferred stock					$ 11,225,000
Proceeds from warrant exercise					5,000,000
Proceeds from offerings	$ 16,225,000				16,225,000
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Proceeds from convertible preferred stock					11,225,000
Proceeds from warrant exercise					5,000,000
Proceeds from offerings					$ 16,225,000